OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENTS
Total assets	$ 372,215,382	$ 342,928,809
Total liabilities	327,631,107	303,879,080
Operating Segments
OPERATING SEGMENTS
Total assets	415,317,539	381,248,360
Total liabilities	341,655,087	317,125,852
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Total assets	266,593,755	254,367,378
Total liabilities	222,402,215	216,200,157
Operating Segments | Banking Panama
OPERATING SEGMENTS
Total assets	45,964,767	40,740,495
Total liabilities	41,132,907	36,315,750
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Total assets	26,670,513	21,608,586
Total liabilities	23,889,120	19,220,367
Operating Segments | Banking Guatemala
OPERATING SEGMENTS
Total assets	27,332,834	21,377,205
Total liabilities	25,018,466	19,469,075
Operating Segments | Trust
OPERATING SEGMENTS
Total assets	719,006	658,547
Total liabilities	153,181	138,171
Operating Segments | Investment Banking
OPERATING SEGMENTS
Total assets	1,464,180	1,719,824
Total liabilities	48,620	51,841
Operating Segments | Brokerage
OPERATING SEGMENTS
Total assets	398,066	351,694
Total liabilities	122,213	121,423
Operating Segments | International Banking
OPERATING SEGMENTS
Total assets	35,272,842	30,199,897
Total liabilities	24,248,959	20,734,521
Operating Segments | All other segments
OPERATING SEGMENTS
Total assets	10,901,576	10,224,734
Total liabilities	4,639,406	4,874,547
Adjustments for consolidation
OPERATING SEGMENTS
Total assets	(43,102,157)	(38,319,551)
Total liabilities	$ (14,023,980)	$ (13,246,772)